6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 137,500
FHLB stock owned	978	$ 1,800
Carrying value of loans pledged as collateral to the FHLB	408,500
Availability under the line of credit with the FRB	$ 315,200